Federated Index Trust

Federated Mid-Cap Index Fund

Institutional Service Shares (TICKER FMDCX)

Federated Max-Cap Index Fund

Class C Shares (TICKER MXCCX)
Class R Shares (TICKER FMXKX)
Institutional Shares (TICKER FISPX)
Institutional Service Shares (TICKER FMXSX)

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2010

Under the heading entitled “Who Manages the Fund?,” please delete the last sentence in the third paragraph and replace it with the following:

“The Subadviser's address is 1 University Square Drive, Princeton,
New Jersey 08540-6455.”

September 8, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450944 (9/11)